Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net consisted of customer contacts acquired
	As of June 30,
	2022	2021
Customer relationship	$1,021,509	$1,056,162
Customer contracts	344,003	356,870
Software	228,853	80,330
Less: accumulated amortization	(624,321)	(442,863)
Intangible assets, net	$970,044	$1,050,499

Schedule of intangible assets, net
For the year ended June 30, 2022
Balance as of July 1, 2021	$1,050,499
Addition	160,032
Amortization	(202,412)
Foreign currency translation adjustment	(38,075)
Balance as of June 30, 2022	$970,044

Schedule of estimated future amortization expense
Year ending June 30,	Amortization expense
2023	$192,351
2024	144,117
2025	139,541
2026	123,943
2027	105,102
2028 and after	264,990
Total	$970,044